ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 29, 2024
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES:
Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	December 29, 2024	December 31, 2023

United States	$542,322	$542,005
Canada	57,713	60,519
Honduras	333,390	350,003
Caribbean	475,011	484,373
Asia-Pacific	349,627	320,142
Other	35,741	32,016
	$1,793,804	$1,789,058

Customers accounting for at least 10% of total net sales for the fiscal years ended December 29, 2024 and December 31, 2023 were as follows:

	2024	2023

Customer A	26.8%	22.4%
Customer B	12.4%	16.3%
As noted in note 25 of these consolidated financial statements, the Company's two largest wholesale distributor customers (Customer A and B) closed a transaction combining their businesses.
The Company manages its business on the basis of one reportable operating segment.